UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 18, 2021 to October 18, 2021

Commission File Number of issuing entity:  333-226486-14

Central Index Key Number of issuing entity:  0001803858

Wells Fargo Commercial Mortgage Trust 2020-C56
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226486

Central Index Key Number of depositor:  0000850779

Wells Fargo Commercial Mortgage Securities, Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001628601

Column Financial, Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001549574

Barclays Capital Real Estate Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541468

Ladder Capital Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000740906

Wells Fargo Bank, National Association
(Exact name of sponsor as specified in its charter)

Anthony Sfarra (212) 214-5610
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4149447
38-4149448
38-7250374
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
A-4			X
A-4-1			X
A-4-2			X
A-4-X1			X
A-4-X2			X
A-5			X
A-5-1			X
A-5-2			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 18, 2021 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2020-C56.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2020-C56 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from September 18, 2021 to October 18, 2021.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a "Rule 15Ga-1 Form ABS-15G") on August 10, 2021. The CIK number for the Depositor is 0000850779.

Column Financial, Inc. ("Column"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2021. The Central Index Key number for Column is 0001628601.

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) ("LMF"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 9, 2021. The CIK number of LMF is 0001592182.

UBS AG, acting through its branch located at 1285 Avenue of the Americas, New York, New York ("UBS AG"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 16, 2021. The Central Index Key number for UBS AG is 0001685185.

Barclays Capital Real Estate Inc., one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 12, 2021. The Central Index Key number for  Barclays Capital Real Estate Inc. is 0001549574.

Ladder Capital Finance LLC ("LCF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 3, 2021. The Central Index Key number for LCF is 0001541468.

Argentic Real Estate Finance LLC ("Argentic"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 8, 2021. The Central Index Key number for Argentic is 0001624053.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on August 10, 2021. The Central Index Key number for Wells Fargo is 0000740906.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 26, 2021 under Commission File No. 333-226486-14 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 26, 2021 under Commission File No. 333-226486-14 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Wells Fargo Commercial Mortgage Trust 2020-C56, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	09/17/2021	$0.00
Current Distribution Date	10/18/2021	$0.00

*REO Account
Prior Distribution Date	09/17/2021	$0.00
Current Distribution Date	10/18/2021	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2020-C56, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	09/17/2021	$6,093.63
Current Distribution Date	10/18/2021	$5,892.45

Interest Reserve Account
Prior Distribution Date	09/17/2021	$0.00
Current Distribution Date	10/18/2021	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	09/17/2021	$0.00
Current Distribution Date	10/18/2021	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2020-C56, relating to the October 18, 2021 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 26, 2021 under Commission File No. 333-226486-14 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 26, 2021 under Commission File No. 333-226486-14 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

/s/ Anthony Sfarra
Anthony Sfarra, President

Date: October 26, 2021